ADDITIONAL INFORMATION ON THE COST OF SALES AND OPERATING EXPENSES BY NATURE (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Information On Cost Of Sales And Operating Expenses By Nature
Cost of sales	R$ 3,939.4	R$ 3,552.5	R$ 3,413.3
Amortization of intangible assets cost of sales	17.4	13.2	16.4
Distribution expenses	1,172.6	1,098.3	893.5
Amortization of intangible assets distribution expenses
Commercial expenses	615.0	613.7	660.7
Amortization of intangible assets commercial expenses	206.7	148.6	113.2
Administrative expenses	514.2	464.1	474.4
Amortization of intangible assets administrative expenses	622.9	524.8	372.6
Total expenses	6,241.2	5,728.6	5,441.9
Total amortisation expenses	847.0	686.6	502.2
Payroll and related benefits	2,796.1	2,629.6	2,510.4
Total payroll and related benefits	6,752.9	6,195.3	5,940.1
Remaining amount of cost of sales	R$ 36,862.2	R$ 33,096.3	R$ 34,482.0